Share-based Compensation - Summary of Share Options Activity (Details) - USD ($) $ / shares in Units, $ in Thousands	6 Months Ended	12 Months Ended
	Jun. 30, 2024	Dec. 31, 2023
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Additional Disclosures [Abstract]
Number of Options, Beginning Balance	5,057,099
Number of Options, Granted	2,129,192
Number of Options, Forfeited	(103,608)
Number of Options, Ending Balance	7,082,683	5,057,099
Number of Options, Exercisable	2,214,261
Number of Options, Unvested	4,993,422
Weighted Average Exercise Price, Beginning Balance	$ 4.09
Weighted Average Exercise Price, Granted	0.99
Weighted Average Exercise Price, Forfeited	2.7
Weighted Average Exercise Price, Ending Balance	3.1	$ 4.09
Weighted Average Exercise Price, Exercisable	5.74
Weighted Average Exercise Price, Unvested	$ 1.93
Weighted Average Remaining Contractual Term	8 years 4 months 6 days	8 years 3 months 7 days
Weighted Average Remaining Contractual Term, Exercisable	7 years 2 months 15 days
Weighted Average Remaining Contractual Term, Unvested	8 years 10 months 6 days
Aggregate Intrinsic Value, Beginning Balance	$ 232
Aggregate Intrinsic Value, Ending Balance	212	$ 232
Aggregate Intrinsic Value, Exercisable	51
Aggregate Intrinsic Value, Unvested	$ 161